Impairments - Loss Allowance (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and off balance
Provision ratio	0.06%	0.08%
12-month expected credit losses
Loans and off balance
Provision ratio	0.04%	0.06%
Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Provision ratio	0.04%	0.08%
Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Provision ratio	2.01%	3.10%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 297,529	kr 294,423	kr 277,061
Of which guaranteed	70.30%	63.20%
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	kr 237,381	kr 231,919
Gross carrying amount | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	46,599	50,814
Gross carrying amount | Loans to credit institutions
Loans and off balance
Loans and off balance	10,362	9,343
Gross carrying amount | Loans to the public
Loans and off balance
Loans and off balance	180,420	171,762
Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	60,148	62,504
Gross carrying amount | Guarantees
Loans and off balance
Loans and off balance	4,767	3,969
Gross carrying amount | Committed undisbursed loans
Loans and off balance
Loans and off balance	55,381	58,535
Gross carrying amount | 12-month expected credit losses
Loans and off balance
Loans and off balance	kr 228,489	kr 226,456	214,115
Of which guaranteed	63.70%	59.50%
Gross carrying amount | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	kr 196,912	kr 198,100
Gross carrying amount | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	42,827	47,095
Gross carrying amount | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	6,948	8,834
Gross carrying amount | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	147,137	142,171
Gross carrying amount | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	31,577	28,356
Gross carrying amount | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	4,767	2,463
Gross carrying amount | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	26,810	25,893
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	kr 66,651	kr 66,485	61,619
Of which guaranteed	93.20%	84.60%
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 38,185	kr 32,337
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	3,772	3,719
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	3,414	509
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	30,999	28,109
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	28,466	34,148
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance		1,506
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	28,466	32,642
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	kr 2,389	kr 1,482	1,327
Of which guaranteed	95.70%	97.60%
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 2,284	kr 1,482
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	2,284	1,482
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	105
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	105
Accumulated impairment
Loans and off balance
Loans and off balance	(164)	(249)	(128)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(157)	(240)
Accumulated impairment | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(21)	(33)
Accumulated impairment | Loans to credit institutions
Loans and off balance
Loans and off balance	(4)	(6)
Accumulated impairment | Loans to the public
Loans and off balance
Loans and off balance	(132)	(201)
Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	(7)	(9)
Accumulated impairment | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Committed undisbursed loans
Loans and off balance
Loans and off balance	(7)	(9)
Accumulated impairment | 12-month expected credit losses
Loans and off balance
Loans and off balance	(88)	(147)	(54)
Accumulated impairment | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	(82)	(139)
Accumulated impairment | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(14)	(20)
Accumulated impairment | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	(4)	(6)
Accumulated impairment | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	(64)	(113)
Accumulated impairment | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	(6)	(8)
Accumulated impairment | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	(6)	(8)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(28)	(56)	(10)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	(27)	(55)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(7)	(13)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(20)	(42)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	(1)	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance		0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	(1)	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	(48)	(46)	kr (64)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	(48)	(46)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(48)	kr (46)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	kr 0